SHARE-BASED COMPENSATION (Details 6) shares in Thousands	12 Months Ended
Dec. 31, 2014 $ / shares shares
Options Outstanding
Number Outstanding (in shares) | shares	13,626
Options Exercisable
Number Exercisable (in shares) | shares	6,771
Exercise Price Range Dollars0.00 To Dollars5.99 [Member]
Range of Exercise Prices
Exercise prices, high end of range (in dollars per share)	$ 5.99
Options Outstanding
Number Outstanding (in shares) | shares	2,418
Weighted Average Remaining Contract Life	6 years
Weighted Average Exercise Prices (in dollars per share)	$ 4.46
Options Exercisable
Number Exercisable (in shares) | shares	2,047
Weighted Average Exercise Price (in dollars per share)	$ 4.33
Exercise Price Range Dollars6.00 To Dollars8.99 [Member]
Range of Exercise Prices
Exercise prices, low end of range (in dollars per share)	6.00
Exercise prices, high end of range (in dollars per share)	$ 8.99
Options Outstanding
Number Outstanding (in shares) | shares	9,008
Weighted Average Remaining Contract Life	7 years 9 months 18 days
Weighted Average Exercise Prices (in dollars per share)	$ 7.34
Options Exercisable
Number Exercisable (in shares) | shares	2,531
Weighted Average Exercise Price (in dollars per share)	$ 7.17
Exercise Price Range Dollars9.00 To Dollars12.99 [Member]
Range of Exercise Prices
Exercise prices, low end of range (in dollars per share)	9.00
Exercise prices, high end of range (in dollars per share)	$ 12.99
Options Outstanding
Number Outstanding (in shares) | shares	1,007
Weighted Average Remaining Contract Life	2 years 10 months 24 days
Weighted Average Exercise Prices (in dollars per share)	$ 9.99
Options Exercisable
Number Exercisable (in shares) | shares	1,000
Weighted Average Exercise Price (in dollars per share)	$ 9.99
Exercise Price Range Dollars13.00 To Dollars13.99 [Member]
Range of Exercise Prices
Exercise prices, low end of range (in dollars per share)	13.00
Exercise prices, high end of range (in dollars per share)	$ 13.99
Options Outstanding
Number Outstanding (in shares) | shares	783
Weighted Average Remaining Contract Life	1 month 6 days
Weighted Average Exercise Prices (in dollars per share)	$ 13.98
Options Exercisable
Number Exercisable (in shares) | shares	783
Weighted Average Exercise Price (in dollars per share)	$ 13.98
Exercise Price Range Dollars14.00 To Dollars14.99 [Member]
Range of Exercise Prices
Exercise prices, low end of range (in dollars per share)	14.00
Exercise prices, high end of range (in dollars per share)	$ 14.99
Options Outstanding
Number Outstanding (in shares) | shares	160
Weighted Average Remaining Contract Life	1 year 4 months 24 days
Weighted Average Exercise Prices (in dollars per share)	$ 14.22
Options Exercisable
Number Exercisable (in shares) | shares	160
Weighted Average Exercise Price (in dollars per share)	$ 14.22
Exercise Price Range Dollars15.00 To Dollars15.99 [Member]
Range of Exercise Prices
Exercise prices, low end of range (in dollars per share)	15.00
Exercise prices, high end of range (in dollars per share)	$ 15.99
Options Outstanding
Number Outstanding (in shares) | shares	125
Weighted Average Remaining Contract Life	1 year 4 months 24 days
Weighted Average Exercise Prices (in dollars per share)	$ 15.16
Options Exercisable
Number Exercisable (in shares) | shares	125
Weighted Average Exercise Price (in dollars per share)	$ 15.16
Exercise Price Range Dollars16.00 To Dollars18.99 [Member]
Range of Exercise Prices
Exercise prices, low end of range (in dollars per share)	16.00
Exercise prices, high end of range (in dollars per share)	$ 18.99
Options Outstanding
Number Outstanding (in shares) | shares	125
Weighted Average Remaining Contract Life	1 year 6 months
Weighted Average Exercise Prices (in dollars per share)	$ 16.63
Options Exercisable
Number Exercisable (in shares) | shares	125
Weighted Average Exercise Price (in dollars per share)	$ 16.63